Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance	$ 3,639	$ 3,164
Additions	224	338
Currency translation difference	(62)	137
Balance	3,801	3,639
Accumulated amortization
Balance	2,210	1,538
Amortization of the year	580	590
Currency translation difference	(50)	82
Balance	2,740	2,210
Carrying amounts
Carrying amounts	1,061	1,429	$ 1,626
Platform development costs [Member]
Cost
Balance	2,667	2,280
Additions	224	814
Currency translation difference	(46)	99
Balance	2,845	2,667
Accumulated amortization
Balance	1,513	1,005
Amortization of the year	442	452
Currency translation difference	(34)	56
Balance	1,921	1,513
Carrying amounts
Carrying amounts	924	1,154	1,275
Software [Member]
Cost
Balance	972	884
Additions		50
Currency translation difference	(16)	38
Balance	956	972
Accumulated amortization
Balance	697	533
Amortization of the year	138	138
Currency translation difference	(16)	26
Balance	819	697
Carrying amounts
Carrying amounts	$ 137	$ 275	$ 351